NON-CASH SHARE-BASED COMPENSATION - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total share-based compensation expense	$ 6,494	$ 8,051	$ 7,400
Options
Disclosure of classes of share capital [line items]
Total share-based compensation expense	292	(749)	2,115
RSUs
Disclosure of classes of share capital [line items]
Total share-based compensation expense	2,833	4,210	2,346
PSUs
Disclosure of classes of share capital [line items]
Total share-based compensation expense	3,335	4,590	2,939
ESPP
Disclosure of classes of share capital [line items]
Total share-based compensation expense	$ 34	$ 0	$ 0